UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2013 to June 30, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

August 13, 2013

Nomura CRE CDO 2007-2, Ltd.

(Exact name of securitizer as specified in its charter)

025-01323	0001568976
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lawrence S. Block, (212) 705-5090

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Name of Issuing Entity	Check if Registered	Name Of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Nomura CRE CDO 2007-2, Ltd.	X	Nomura Credit & Capital, Inc.	7	$166,341,611.63	29.98%	1	$25,214,767.00[1]	4.54%	0	0	0	0	0	0	1	$25,214,767.00	5.54%	0	0	0	0	0	0
		C-III Commercial Mortgage LLC	27	$370,393,727.03	66.76%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		American Mortgage Acceptance Company	1	$4,885,000.00	0.88%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Capital[2]	1	$13,194,092.31	2.38%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0

Total			36	$554,814,430.97	100%	1	$25,214,767.00	4.54%	0	0	0	0	0	0	1	$25,214,767.00	5.54%	0	0	0	0	0	0

1 The asset at issue was sold via a discounted pay-off during the 2nd quarter of 2013.

2 Merrill Lynch Capital originated the loan which was bought by Centerline Real Estate Special Situations Mortgage Fund LLC and then sold into the Nomura CRE CDO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Murray McGregor
Name: Murray McGregor Title: Director

Date: August 13, 2013